TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	December 31, 2025	June 30, 2025
	US$	US$
Current
Trade payables	5,201,257	6,004,071
Accruals	2,193,103	1,307,087
Employee benefits and other payables	2,972,798	178,239
Total trade and other payables	10,367,158	7,489,397

Other provisions	5,795,320	467,001
Total provisions	5,795,320	467,001